Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 17 — Subsequent events

These unaudited condensed consolidated financial statements were approved by management and available for issuance on September 3, 2025. The Company has evaluated subsequent events through this date and concluded that there are no additional reportable subsequent events except for the events mentioned below.

On July 1, 2025, the Company entered into an agreement to acquire 100% equity of Shanghai Kuosou Technology Ltd.

On July 15, 2025, the Company filed a registration statement, declared that it may, from time to time, in one or more offerings, offer and sell up to US$300,000,000 of any combination, together or separately, of our Class A ordinary shares, par value US$0.8 per share (“ordinary shares”), debt securities, warrants, rights, and units. The aggregate expenses estimated to be incurred in connection with this offering are approximately $45,930, except for the SEC registration fee.